Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,833,020.80
Previously Paid Amount	0.00
Total Fee Amount	14,978.23
Total Offset Amount	0.00
Net Fee	$ 14,978.23